                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549



                                   FORM N-Q


            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-21133








                           Clarion Investment Trust
               (Exact name of registrant as specified in charter)

        230 Park Avenue, New York, NY                    10169
  (Address of principal executive offices)            (Zip code)



                                 Daniel Heflin
                           Clarion Investment Trust
                                230 Park Avenue
                    (Name and address of agent for service)


Registrant's telephone number, including area code: 1-212-883-2500


Date of fiscal year end: October 31, 2006


Date of reporting period: July 31, 2006


   Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ((S)(S) 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

   A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

Item 1. Schedule of Investments.

   Attached hereto.

CLARION INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS
July 31, 2006 (unaudited)

                                                                                  Principal
                                                                                   Amount        Value
                                                                                 ------------ ------------
COMMERCIAL MORTGAGE-BACKED SECURITIES (72.67%)
CS First Boston Mortgage Securities Corp.............. 4.947% due 12/15/2040 (a) $  4,500,000 $  3,651,678
CS First Boston Mortgage Securities Corp.............. 6.000% due 07/15/2035 (a)    4,479,000    3,637,790
First Union Commercial Mortgage Securities, Inc....... 6.790% due 11/18/2029        3,250,000    3,336,060
J.P. Morgan Chase Commercial Mortgage Securities Corp. 5.542% due 01/12/2043 (a)    3,300,000    3,170,327
LB UBS Commercial Mortgage Trust...................... 6.575% due 03/15/2034        3,000,000    3,138,840
Wachovia Bank Commercial Mortgage Trust............... 5.396% due 07/15/2042 (a)    3,195,000    3,045,634
Chase Commercial Mortgage Securities Corp............. 6.390% due 11/18/2030        3,000,000    3,044,310
Wachovia Bank Commercial Mortgage Trust............... 5.382% due 10/15/2035 (a)    3,500,000    2,951,211
Banc of America Commercial Mortgage, Inc.............. 4.161% due 12/10/2042        3,050,000    2,935,424
LB UBS Commercial Mortgage Trust...................... 5.491% due 04/15/2040 (a)    3,000,000    2,899,137
GE Capital Commercial Mortgage Corp................... 5.511% due 11/10/2045 (a)    3,000,000    2,873,595
CS First Boston Mortgage Securities Corp.............. 5.530% due 07/15/2036 (a)    3,000,000    2,868,000
Merrill Lynch Mortgage Trust.......................... 5.383% due 07/12/2038 (a)    3,000,000    2,866,065
LB UBS Commercial Mortgage Trust...................... 5.224% due 07/15/2037 (a)    3,618,000    2,811,580
Wachovia Bank Commercial Mortgage Trust............... 5.544% due 05/15/2044 (a)    3,000,000    2,775,471
Merrill Lynch Mortgage Trust.......................... 5.593% due 09/12/2042 (a)    3,000,000    2,750,742
DLJ Mortgage Acceptance Corp.......................... 7.760% due 05/15/2030 (a)    2,600,000    2,616,536
CS First Boston Mortgage Securities Corp.............. 5.226% due 12/15/2036 (a)    3,000,000    2,599,335
Wachovia Bank Commercial Mortgage Trust............... 4.932% due 04/15/2035 (a)    3,020,000    2,486,783
CS First Boston Mortgage Securities Corp.............. 5.736% due 05/15/2036        2,500,000    2,451,622
LB UBS Commercial Mortgage Trust...................... 5.696% due 07/15/2035        2,250,000    2,258,213
J.P. Morgan Chase Commercial Mortgage Securities Corp. 5.056% due 07/12/2035 (a)    3,727,000    2,160,643
DLJ Commercial Mortgage Corp.......................... 8.220% due 10/10/2032        2,000,000    2,137,360
DLJ Commercial Mortgage Corp.......................... 7.869% due 06/10/2032        2,000,000    2,107,100
GS Mortgage Securities Corp. II....................... 5.232% due 04/10/2038 (a)    2,500,000    2,079,882
Chase Commercial Mortgage Securities Corp............. 6.484% due 02/12/2016 (a)    2,000,000    2,063,220
Wachovia Bank Commercial Mortgage Trust............... 0.126% due 10/15/2041 (a)   99,964,802    2,025,287
Morgan Stanley Capital I.............................. 5.379% due 08/13/2042 (a)    2,100,000    2,011,857
Wachovia Bank Commercial Mortgage Trust............... 6.569% due 10/15/2017 (a)    2,000,000    1,990,260
Commercial Mortgage Pass-Through Certificates......... 6.830% due 02/14/2034 (a)    1,900,000    1,984,550
J.P. Morgan Chase Commercial Mortgage Securities Corp. 5.210% due 01/15/2042 (a)    2,074,000    1,962,421
J.P. Morgan Chase Commercial Mortgage Securities Corp. 4.625% due 03/15/2046        2,000,000    1,947,726
Wachovia Bank Commercial Mortgage Trust............... 5.963% due 05/15/2043 (a)    2,000,000    1,936,550
GMAC Commercial Mortgage Securities, Inc.............. 5.613% due 11/10/2045 (a)    2,000,000    1,930,872
Merrill Lynch Mortgage Trust.......................... 4.166% due 08/12/2039        2,000,000    1,919,152
CS First Boston Mortgage Securities Corp.............. 5.789% due 07/15/2036 (a)    2,000,000    1,903,164
Wachovia Bank Commercial Mortgage Trust............... 5.410% due 07/15/2041 (a)    2,000,000    1,901,246
J.P. Morgan Chase Commercial Mortgage Securities Corp. 5.649% due 06/12/2041 (a)    2,000,000    1,895,330
GE Capital Commercial Mortgage Corp................... 5.563% due 03/10/2040 (a)    2,000,000    1,872,630
GS Mortgage Securities Corp. II....................... 6.526% due 08/15/2018 (a)    1,795,000    1,872,059
CS First Boston Mortgage Securities Corp.............. 6.266% due 03/15/2036 (a)    1,750,000    1,755,862
BXG Receivables Note Trust............................ 4.445% due 07/01/2019 (a)    1,797,727    1,734,249
Chase Commercial Mortgage Securities Corp............. 7.370% due 06/19/2029        1,392,601    1,400,783
J.P. Morgan Chase Commercial Mortgage Securities Corp. 5.313% due 08/15/2042 (a)    1,500,000    1,398,876
Chase Commercial Mortgage Securities Corp............. 6.600% due 12/19/2029        1,354,000    1,366,538
J.P. Morgan Chase Commercial Mortgage Securities Corp. 5.719% due 07/12/2037 (a)    1,300,000    1,213,937
J.P. Morgan Chase Commercial Mortgage Securities Corp. 7.190% due 11/15/2035 (a)    1,000,000    1,062,770
LB UBS Commercial Mortgage Trust...................... 5.250% due 04/15/2037 (a)    1,120,000    1,056,385
Nationslink Funding Corp.............................. 7.050% due 03/20/2030 (a)    1,000,000    1,011,100
CS First Boston Mortgage Securities Corp.............. 7.619% due 05/15/2014 (a)    1,000,000    1,000,430
LB UBS Commercial Mortgage Trust...................... 5.287% due 04/15/2040        1,029,000      991,312
Prudential Securities Secured Financing Corp.......... 7.193% due 06/16/2031          953,993      985,627
Wachovia Bank Commercial Mortgage Trust............... 5.153% due 10/15/2041 (a)    1,000,000      945,497
Wachovia Bank Commercial Mortgage Trust............... 5.468% due 04/15/2042 (a)    1,000,000      940,555
LB UBS Commercial Mortgage Trust...................... 4.647% due 12/15/2036        1,000,000      932,773
LB UBS Commercial Mortgage Trust...................... 5.275% due 03/15/2036 (a)    1,000,000      930,410
GE Capital Commercial Mortgage Corp................... 5.372% due 06/10/2048 (a)    1,000,000      922,645
J.P. Morgan Chase Commercial Mortgage Securities Corp. 5.451% due 01/12/2039 (a)    1,000,000      896,523
Wachovia Bank Commercial Mortgage Trust............... 6.060% due 06/15/2013 (a)      600,000      598,999
PNC Mortgage Acceptance Corp.......................... 7.100% due 12/10/2032 (a)      500,000      507,344
Wachovia Bank Commercial Mortgage Trust............... 0.188% due 07/15/2041 (a)  117,151,023      502,109
DLJ Mortgage Acceptance Corp.......................... 7.660% due 05/15/2030 (a)      500,000      501,970
J.P. Morgan Chase Commercial Mortgage Securities Corp. 5.803% due 07/15/2041 (a)      500,000      463,908
DLJ Mortgage Commercial Corp.......................... 6.080% due 03/10/2032          427,205      427,095
Commercial Mortgage Pass-Through Certificates......... 6.169% due 07/15/2016 (a)      164,569      164,667
                                                                                              ------------
   Total Commercial Mortgage-Backed Securities (Cost
     $124,310,738)....................................                                         122,582,026
                                                                                              ------------

                      See Noted to Financial Statements.

CLARION INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS
July 31, 2006 (unaudited)

                                                                                    Principal
                                                                                     Amount       Value
                                                                                    ---------- ------------
CORPORATE BONDS (17.40%)
Prologis................................................. 5.250% due 11/15/2010     $3,650,000 $  3,580,311
Senior Housing Properties Trust.......................... 8.625% due 01/15/2012      3,000,000    3,150,000
Simon Property Group LP.................................. 5.450% due 03/15/2013      3,000,000    2,932,782
Mack-Cali Realty LP...................................... 7.750% due 02/15/2011      2,000,000    2,141,448
ERP Operating LP......................................... 6.950% due 03/02/2011      2,000,000    2,101,514
Lennar Corp.............................................. 5.950% due 10/17/2011 (a)  2,000,000    1,965,040
DR Horton, Inc........................................... 4.875% due 01/15/2010      1,440,000    1,375,060
CPG Partners LP.......................................... 8.250% due 02/01/2011      1,000,000    1,092,375
ERP Operating LP......................................... 5.375% due 08/01/2016      1,100,000    1,047,235
Stater Brothers Holdings................................. 8.125% due 06/15/2012      1,000,000      992,500
Trustreet Properties, Inc................................ 7.500% due 04/01/2015      1,000,000      990,000
Tanger Factory Outlet Centers............................ 6.150% due 11/15/2015      1,000,000      981,900
K Hovnanian Enterprises, Inc............................. 7.500% due 05/15/2016      1,000,000      915,000
ERP Operating LP......................................... 7.125% due 10/15/2017        795,000      858,009
Petro Stopping Centers LP................................ 9.000% due 02/15/2012        850,000      845,750
Meritage Homes Corp...................................... 7.000% due 05/01/2014        785,000      682,950
EOP Operating LP......................................... 6.750% due 02/15/2012        545,000      567,366
DR Horton, Inc........................................... 6.000% due 04/15/2011        500,000      488,775
Host Marriott LP......................................... 6.750% due 06/01/2016 (a)    500,000      478,750
Simon Property Group LP.................................. 7.375% due 06/15/2018        425,000      460,888
Ryland Group, Inc........................................ 5.375% due 05/15/2012        500,000      460,522
Standard-Pacific Corp.................................... 6.875% due 05/15/2011        500,000      457,500
DR Horton, Inc........................................... 5.875% due 07/01/2013        365,000      342,298
Spieker Properties LP.................................... 7.650% due 12/15/2010        260,000      279,901
Autonation, Inc.......................................... 7.000% due 04/15/2014 (a)    175,000      173,250
                                                                                               ------------
   Total Corporate Bonds
     (Cost $30,441,503)..................................                                        29,361,124
                                                                                               ------------
MORTGAGE-BACKED SECURITIES (1.58%)
Federal National Mortgage Association.................... 5.500% due 10/01/2032        898,514      876,554
Federal Home Loan Mortgage Corporation................... 5.500% due 03/01/2023        815,901      802,398
Federal National Mortgage Association.................... 5.000% due 05/01/2018        737,653      718,887
Federal Home Loan Mortgage Corporation................... 6.000% due 11/01/2032        261,537      261,218
                                                                                               ------------
   Total Mortgage-Backed Securities
     (Cost $2,773,967)...................................                                         2,659,057
                                                                                               ------------
UNITED STATES GOVERNMENT AGENCIES & OBLIGATIONS (6.01%)
Government National Mortgage Association................. 5.888% due 08/16/2042      3,757,550    3,744,635
Government National Mortgage Association................. 3.110% due 01/16/2019      1,646,567    1,570,284
Government National Mortgage Association................. 5.472% due 09/16/2044      1,167,918    1,109,568
Government National Mortgage Association................. 5.469% due 11/16/2045      1,188,964    1,108,755
Government National Mortgage Association................. 5.088% due 01/16/2045      1,178,981    1,038,609
Government National Mortgage Association................. 5.485% due 03/16/2046        581,183      536,164
Government National Mortgage Association................. 5.561% due 03/16/2044        566,458      533,798
Government National Mortgage Association................. 5.138% due 11/16/2045        580,218      504,540
                                                                                               ------------
   Total United States Government Agencies & Obligations
     (Cost $10,126,224)..................................                                        10,146,353
                                                                                               ------------
   TOTAL SECURITIES (97.66%)
     (Cost $167,652,432) (c).............................                                       164,748,560
                                                                                               ------------
OTHER ASSETS, NET OF LIABILITIES (2.34%)                                                          3,941,574
                                                                                               ------------
NET ASSETS (100.00%).....................................                                      $168,690,134
                                                                                               ============

(a) 144A Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The value of these securities at July 31, 2006 was $93,819,131 or 55.62% of net assets.

(b) Represents notional amount of interest-only security.

(c) The cost for federal income tax purposes was $167,652,432. At July 31, 2006 net unrealized depreciation for all securities based on tax cost was $2,903,872. This consisted of aggregate gross unrealized appreciation for all securities of $2,776,144 and aggregate gross unrealized depreciation for all securities of $5,680,016.

Swap agreements outstanding at July 31 2006:

                                                       Notional    Unrealized
Type                                                    Amount    Appreciation
----                                                  ----------- ------------
Pay a fixed rate equal to 4.474% and receive
  floating rate based on 3 Month USD-LIBOR
Counterparty: Deutsche Bank
Effective date 05/26/05, Exp. 05/26/15............... $10,000,000  $  738,613
Pay a fixed rate equal to 4.883% and receive
  floating rate based on 3 Month USD-LIBOR
Counterparty: Deutsche Bank
Effective date 12/29/05, Exp. 12/29/15...............  10,000,000     478,273
                                                                   ----------
Total................................................              $1,216,886
                                                                   ==========

                       See Noted to Financial Statements

Item 2. Controls and Procedures.

    (a)The President and Chief Financial Officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

    (b)There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

Item 3. Exhibits.

   A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below:
Attached hereto.

                                  SIGNATURES

   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Clarion Investment
  Trust

By:   /s/ Daniel Heflin
      --------------------------
      Daniel Heflin
      President and Chief
        Executive Officer

Date: September 28, 2006

   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Daniel Heflin
      --------------------------
      Daniel Heflin
      President and Chief
        Executive Officer

Date: September 28, 2006

By:   /s/ Ryan Martin
      --------------------------
      Ryan Martin
      Chief Financial Officer

Date: September 28, 2006